RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	May 31, 2020	Aug. 31, 2019
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 4 - RELATED PARTY TRANSACTIONS

During the nine months ended May 31, 2020, the president and an officer of the Company incurred $1,428 of expenses on behalf of the Company that were not reimbursed. The amount owed to this related party as of May 31, 2020 and August 31, 2019 is $5,160 and $3,732, respectively. The amounts are non-interest bearing and have no terms of repayment.

During the nine months ended May 31, 2020, the Senior Vice President, European Operations, who is a major shareholder, incurred $5,688 of expenses on behalf of the Company. $3,040, including foreign exchange loss of $17 of this amount was repaid during the nine months ended May 31, 2020. The amount owed to this related party as of May 31, 2020 and August 31, 2019 is $2,665 and $0, respectively. The amounts are non-interest bearing and have no terms of repayment.

During the nine months ended May 31, 2020, a company owned by the Senior Vice President, European Operations, who is a major shareholder, provided consulting services worth $49,000 of which., $5,000 was outstanding. as of May 31, 2020

NOTE 4 - RELATED PARTY TRANSACTIONS

During the year ended August 31, 2019 and 2018, the president of the Company incurred $1,530 and $1,340 of expenses on behalf of the Company. The amounts owed to the related party as of August 31, 2019 and 2018 are $3,732 and $2,202, respectively. The amounts are non-interest bearing and have no terms of repayment.

During the year ended August 31, 2019 and 2018, the former President, and current Senior Vice President, European Operations, who is a major stockholder of the Company, paid for expenses on behalf of the Company for a total of $16,746 and $18,554, respectively. The amount of $17,228 and $18,056 was repaid during the year ended August 31, 2019 and 2018, respectively. The amounts owed to the related party as of August 31, 2019 and 2018 are $0 and $498, respectively. The amounts are non-interest bearing and have no terms of repayment.

During the year ended August 31, 2019, Blackrock Ventures, Ltd., an entity owned by the Senior Vice President, European Operations, who is a major stockholder of the Company, provided $38,000 worth of consulting services to the Company. On March 15, 2019, the Board approved the issuance of 25,000 shares of our common stock valued at $240,000 in exchange for its prior services to the Company.

On November 18, 2016, the former President of the Company transferred all of the 750,000 shares that he held to the Company’s current Senior Vice President, European Operations.

The Company has an employment contract with a key employee, Mr. Gregory Gorgas, who is an officer of the Company. As of August 31, 2019, and 2018 no salary is owed. During the year ended August 31, 2019 and 2018, $209,369 and $74,840 were paid as salary to Mr. Gorgas, respectively.

The amounts and terms of the above transactions may not necessarily be indicative of the amounts and terms that would have been incurred had comparable transactions been entered into with independent third parties.

Stock based compensation

On January 26, 2018, the Company received $65,000 from two related parties from shares issuance under subscription agreement. The amounts have been recorded as stock common stock issued and was be settled with shares of the Company subsequent to quarter end. The amounts of $65,000 with related parties is for the issuance of 99,999 common shares, purchase price of $0.65 and 12,500 warrants with an exercise price of $12 per share, and five years expiry date. (See note 5).

During the year ended August 31, 2019 and 2018, the company recorded $52,000 and $56,835 of stock compensation expense for all five members of the Company’s Board of Directors, respectively. The stock based compensation related to restricted stock awards issued in 2017.